Exchangeable Senior Notes - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
		May 31, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) day	Jun. 30, 2019 USD ($) day	Jun. 30, 2018 USD ($)		Jun. 30, 2017 USD ($)		Apr. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
(Payment of issuance cost) proceeds from issuance of exchangeable senior notes, net of discount and issuance costs	[1]				$ 990,494		$ 0
Payment for cost of capped calls				$ 0	87,700	[1]	$ 0	[1]
Initial Notes
Disclosure of detailed information about borrowings [line items]
Debt instruments issued									$ 850,000
Additional Notes
Disclosure of detailed information about borrowings [line items]
Debt instruments issued		$ 150,000
Exchangeable Notes, net
Disclosure of detailed information about borrowings [line items]
Debt instruments issued		$ 1,000,000	$ 819,637	853,576	819,637				$ 1,000,000
Debt interest rate		0.625%
(Payment of issuance cost) proceeds from issuance of exchangeable senior notes, net of discount and issuance costs		$ 990,000
Exchangeable Notes, net | Capped Call Transactions
Disclosure of detailed information about borrowings [line items]
Debt instrument, fair value of embedded derivative		177,900	99,900	214,600	99,900
Fair value of capped calls derivatives			$ 202,600	$ 851,100	$ 202,600
Payment for cost of capped calls		$ 87,700
Exchangeable Notes, net | Class A Ordinary Shares
Disclosure of detailed information about borrowings [line items]
Debt conversion, number of shares issued in initial exchange (shares) | shares		12.2663
Debt conversion, initial exchange rate per share (USD per share) | $ / shares		$ 81.52
Debt conversion ratio		0.0122663
Debt conversion, threshold trading days			20 days	20 days
Debt convertible, threshold consecutive trading days | day			30	30
Debt convertible, exchange price percentage			130.00%	130.00%
Debt conversion, threshold business trading days			5 days
Debt conversion, threshold consecutive business trading days | day			5
Debt conversion, percentage of share sale price of exchange rate of notes			98.00%
Debt convertible, redemption of principal amount percentage			100.00%	100.00%
Exchangeable Notes, net | Class A Ordinary Shares | Top of range
Disclosure of detailed information about borrowings [line items]
Debt conversion, initial exchange rate per share (USD per share) | $ / shares		$ 114.42

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.